CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.002731	$ 0.002731
Common stock, shares authorized	50,000,000	18,307,038
Common Stock, Shares, Issued	17,312,586	6,194,475
Common stock, shares outstanding	17,312,586	6,194,475